CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Statement of cash flows [abstract]
Loss before Income tax	€ (31,593)	€ (50,118)	€ (112,640)	€ (163,421)
Depreciation and amortization of tangible and intangible assets	1,893	2,054	6,106	5,528
Impairment losses on loans, receivables and other assets	288	559	3,538	2,607
Impairment losses on obsolete inventories	208	374	600	727
Share-based payment expense	3,418	7,100	11,998	31,934
Net (gain) loss from disposal of tangible and intangible assets	1	(5)	11	(170)
Net (gain) loss from disposal of financial assets at amortised cost				6
Impairment losses on investment in subsidiaries		28		28
Change in provision for other liabilities and charges	(2,957)	1,493	4,027	3,039
Lease modification (income)/expense	(57)		(57)
Interest (income)/expenses	222	(498)	374	(302)
Net unrealized foreign exchange (gain)/loss	4,292	(3,910)	4,361	(3,022)
(Increase)/Decrease in trade and other receivables, prepaid expenses and other tax receivables	2,801	6,248	9,460	(6,188)
(Increase)/Decrease in inventories	1,120	3,275	327	(1,516)
Increase/(Decrease) in trade and other payables, deferred income and other tax payables	179	(9,136)	1,396	390
Income taxes paid	(449)	(145)	(1,396)	(1,271)
Net cash flows used in operating activities	(20,634)	(42,681)	(71,895)	(131,631)
Cash flows from investing activities
Purchase of property and equipment	(436)	(1,481)	(1,348)	(3,608)
Proceeds from sale of property and equipment		3	3	12
Purchase of intangible assets	(487)	(30)	(496)	(31)
Proceeds from sale of intangible assets		3		222
Payment for acquisition of subsidiary, net of cash acquired		9		7
Interest received	524	45	651	533
Movement in other non-current assets		(6)	78	(184)
Movement in term deposits and other current assets	(392)		61,675	(62,715)
Net cash flows (used in)/from investing activities	(791)	(1,457)	60,563	(65,764)
Cash flows from financing activities
Repayment of borrowings		(5)		(5)
Interest settled, net - financing	20	(78)	(27)	(78)
Repayment of lease interest	(323)	67	(985)	(700)
Repayment of lease liabilities	(518)	(1,210)	(3,046)	(2,547)
Equity transaction costs	(118)	(1,109)	(426)	(4,856)
Capital Contributions		(5)		(329,178)
Proceeds from exercise of share option	260		571
Net cash flows (used in)/from financing activities	(679)	(2,330)	(3,913)	320,992
Net increase/(decrease) in cash and cash equivalents	(22,104)	(46,468)	(15,245)	123,597
Effect of exchange rate changes on cash and cash equivalents	(5,073)	2,145	(7,627)	2,841
Cash and cash equivalents at the beginning of the period	174,326	271,396	170,021	100,635
Cash and cash equivalents at the end of the period	€ 147,149	€ 227,073	€ 147,149	€ 227,073